Volkswagen Auto Loan Enhanced Trust 2021-1	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 1-31-2023	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		2/16/2023
2	Payment Date		2/21/2023
3	Collection Period	12/31/2022	1/31/2023	32
4	Monthly Interest Period - Actual/360	1/20/2023	2/20/2023	32
5	Monthly Interest - 30/360			30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	324,500,000.00	-	-	-	-
7	Class A-2-A Notes	630,000,000.00	192,273,813.00	39,728,975.38	152,544,837.62	0.2421347
8	Class A-3 Notes	630,000,000.00	630,000,000.00	-	630,000,000.00	1.0000000
9	Class A-4 Notes	165,500,000.00	165,500,000.00	-	165,500,000.00	1.0000000
10	Total Securities	$1,750,000,000.00	$987,773,813.00	$39,728,975.38	$948,044,837.62

11	Overcollateralization	72,922,127.29	72,922,127.29		72,922,127.29
12	Adjusted Pool Balance	$1,822,922,127.29	$1,060,695,940.29	$39,728,975.38	$1,020,966,964.91
13	YSOC	59,379,670.34	31,980,861.28		30,455,687.61
14	Net Pool Balance	$1,882,301,797.63	$1,092,676,801.57	$39,728,975.38	$1,051,422,652.52

					Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Libor Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	0.15946%	N/A	-	-	-	-
16	Class A-2-A Notes	0.49000%	N/A	78,511.81	0.1246219	39,807,487.19	63.1864876
17	Class A-3 Notes	1.02000%	N/A	535,500.00	0.8500000	535,500.00	0.8500000
18	Class A-4 Notes	1.26000%	N/A	173,775.00	1.0500000	173,775.00	1.0500000
19	Total Securities			787,786.81		40,516,762.19

C.	COLLECTIONS AND AVAILABLE FUNDS
20	Scheduled Principal Payments Received	27,043,932.43
21	Scheduled Interest Payments Received	2,662,408.21
22	Prepayments of Principal Received	13,546,377.90
23	Liquidation Proceeds	13,820.39
24	Recoveries Received	217,220.97
25	Other Payments Received to Reduce Principal
26	Subtotal: Total Collections	43,483,759.90
27	Repurchased Receivables	-
28	Reserve Account Excess Amount (Item 89)	16,253.17
29	Total Available Funds, prior to Servicer Advances	43,500,013.07
30	Servicer Advance (Item 72)	-
31	Total Available Funds + Servicer Advance	43,500,013.07
32	Reserve Account Draw Amount (Item 75)	-
33	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	43,500,013.07

D.	DISTRIBUTIONS
	Distribution Summary:
34	Prior Advance Reimbursement (Item 78)	-
35	Servicing Fees (Item 42)	910,564.00
36	Class A Noteholder Interest (Item 51)	787,786.81
37	Principal Distribution Amount (Item 76)	39,728,975.38
38	Amount Paid to Reserve Account to Reach Specified Balance	-
39	Other Amounts Paid to Trustees	-
40	Certificateholders Principal Distribution Amount	-
41	Remaining Funds to Seller	2,072,686.88

	Distribution Detail:	Due	Shortfall	Paid
42	Servicing Fees	910,564.00	-	910,564.00

	Pro rata:
43	Class A-1 Interest	-	-	-
44	Class A-2-A Interest	78,511.81	-	78,511.81
45	Class A-3 Interest	535,500.00	-	535,500.00
46	Class A-4 Interest	173,775.00	-	173,775.00
47	Class A-1 Interest Carryover Shortfall	-	-	-
48	Class A-2 Interest Carryover Shortfall	-	-	-
49	Class A-3 Interest Carryover Shortfall	-	-	-
50	Class A-4 Interest Carryover Shortfall	-	-	-
51	Class A Noteholder Interest	787,786.81	-	787,786.81

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
52	Beginning Adjusted Pool Balance		1,060,695,940.29
53	Beginning Net Pool Balance	1,092,676,801.57
54	Receipts of Scheduled Principal	(27,043,932.43)
55	Receipts of Prepaid Principal	(13,546,377.90)
56	Liquidation Proceeds	(13,820.39)
57	Other Collections of Principal	-
58	Principal Amount of Repurchases	-
59	Principal Amount of Defaulted Receivables	(650,018.33)
60	Ending Net Pool Balance	1,051,422,652.52
61	Yield Supplement Overcollateralization Amount	30,455,687.61
62	Adjusted Pool Balance	1,020,966,964.91
63	Less: Adjusted Pool Balance - End of Collection Period		1,020,966,964.91
64	Calculated Principal Distribution Amount		39,728,975.38

	Calculation of Servicer Advance:
65	Available Funds, prior to Servicer Advances (Item 29)		43,500,013.07
66	Less: Prior Advance Reimbursement (Item 34)		-
67	Less: Servicing Fees Paid (Item 35)		910,564.00
68	Less: Interest Paid to Noteholders (Item 36)		787,786.81
69	Less: Calculated Principal Distribution (Item 64)		39,728,975.38
70	Equals: Remaining Available Funds before Servicer Advance		2,072,686.88
71	Monthly Loan Payments Due on Included Units but not received (N/A if Item 70 > 0)		N/A
72	Servicer Advance (If Item 70 < 0, lesser of Item 70 and Item 71, else 0)		-

	Calculation of Reserve Account Draw Amount:
73	Remaining Available Funds, before Reserve Account Draw (Item 70 plus Item 72)		2,072,686.88
74	Available Funds Shortfall Amount (If Item 73 < 0, Item 73, else 0)		-
75	Reserve Account Draw Amount (If Item 74 is > 0, Lesser of Reserve Acct Balance and Item 74)		-

76	Principal Distribution Amount (Item 64 - Available Funds Shortfall + Reserve Account Draw Amt)		39,728,975.38

	Reconciliation of Servicer Advance:
77	Beginning Balance of Servicer Advance		-
78	Less: Prior Advance Reimbursement		-
79	Plus: Additional Servicer Advances for Current Period		-
80	Ending Balance of Servicer Advance		-

F.	RESERVE ACCOUNT
	Reserve Account Balances:
81	Specified Reserve Account Balance (Lesser of (a) $4,557,305.32, and (b) the aggregate note balance)	4,557,305.32
82	Initial Reserve Account Balance	4,557,305.32
83	Beginning Reserve Account Balance	4,557,305.32
84	Plus: Net Investment Income for the Collection Period	16,253.17
85	Subtotal: Reserve Fund Available for Distribution	4,573,558.49
86	Plus: Deposit of Excess Available Funds (Item 38)	-
87	Less: Reserve Account Draw Amount (Item 75)	-
88	Subtotal Reserve Account Balance	4,573,558.49
89	Less: Reserve Account Excess Amount to Available Funds (If Item 88 > Item 81)	16,253.17
90	Equals: Ending Reserve Account Balance	4,557,305.32

91	Change in Reserve Account Balance from Immediately Preceding Payment Date	-

G.	POOL STATISTICS
	Collateral Pool Balance Data:	Initial	Prior Period	Current Period
92	Net Pool Balance	1,882,301,798	1,092,676,802	1,051,422,653
93	Number of Current Contracts	74,164	57,154	56,344
94	Weighted Average Loan Rate	2.98%	2.86%	2.85%
95	Average Remaining Term	54.4	40.3	39.4
96	Average Original Term	64.7	65.0	65.1
97	Monthly Prepayment Rate		0.91%	1.00%

			Outstanding
	Net Credit Loss and Repossession Activity:	Units	Principal Balance
98	Aggregate Outstanding Principal Balance of Charged Off Receivables	29	663,838.72
99	Liquidation Proceeds on Related Vehicles		13,820.39
100	Recoveries Received on Receivables Previously Charged Off		217,220.97
101	Net Principal Losses for Current Collection Period	29	432,797.36

102	Beginning Net Principal Losses	368	5,970,925.62
103	Net Principal Losses for Current Collection Period	29	432,797.36
104	Cumulative Net Principal Losses	397	6,403,722.98
105	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,882,301,797.63)		0.34%
				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
106	Current	99.18%	55,980	1,042,844,949.92
107	31 - 60 Days Delinquent	0.67%	302	7,058,688.04
108	61 - 90 Days Delinquent	0.14%	62	1,519,014.56
109	91-120 Days Delinquent1	0.00%	-	-
110	Total	100.00%	56,344	1,051,422,652.52

H.	DELINQUENCY AND NET LOSS RATIOS
111	Ratio of Net Principal Losses to the Pool balance as of Each Collection Period	Percentage
112	Current Period	0.04%
113	Prior Period	0.06%
114	Two Periods Prior	0.02%
115	Three Periods Prior	0.03%
116	Four Period Average (Current and Three Prior Collection Periods)	0.03%

	Total Delinquencies - Ratio of Principal Balance of 61-Day Delinquent Receivables to the Pool balance as of Each Collection Period	Percentage
117	Current Period	0.14%
118	Prior Period	0.15%
119	Two Periods Prior	0.15%
120	Three Periods Prior	0.12%
121	Four Period Average (Current and Three Prior Collection Periods)	0.14%

122	Delinquency Trigger	4.48%
123	Delinquency Percentage (61-Day Delinquent Receivables)	0.14%
124	Delinquency Trigger occurred in this collection Period?	No

Summary of Material Modifications, Extensions or Waivers
None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants
None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect
of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
None in the current month

VW CREDIT, INC., as Servicer